Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

As previously announced, on September 29, 2023, the Company entered into a securities purchase agreement (the “Public Offering SPA”) to sell an aggregate of 1,500,000 common shares at a price of $10.00 per share to certain investors pursuant to the prospectus supplement, dated September 29, 2023, filed with the Securities and Exchange Commission on October 3, 2023 (the “Public Offering”). On March 13, 2024, the Company entered into an amendment to the Public Offering SPA with such investors to change the per share purchase price from $10.00 to $4.00 and to change the terms of the closing of the Public Offering.

In addition, in a concurrent private placement (the “Concurrent Private Placement”), the Company entered into certain separate securities purchase agreements on September 29, 2023 (collectively, the “Private Placement SPAs”), to sell to certain other investors an aggregate of 1,000,000 common shares, par value $0.1, at $10.00 per share. On March 13, 2024, the Company entered into an amendment to the Private Placement SPA with such investors to change the per share purchase price from $10.00 to $4.00 and to change the terms of the closing of the Concurrent Private Placement.

The Public Offering and the Concurrent Private Placement closed on March 13, 2024 and the Company received aggregate proceeds of approximately $9.6 million, net of issuance cost of $0.4 million.